TRADE ACCOUNTS RECEIVABLE AND BILLS RECEIVABLE - IMPAIRMENT LOSSES FOR BAD AND DOUBTFUL DEBTS (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets that are either past due or impaired [line items]
Balance at beginning of year	¥ 612
Provision for the year	6	¥ (51)	¥ 230
Balance at end of year	606	612
Financial assets neither past due nor impaired
Disclosure of financial assets that are either past due or impaired [line items]
Balance at beginning of year	612	683	525
Provision for the year	83	49	238
Written back for the year	(77)	(100)	(8)
Written off for the year	(19)	(21)	(72)
Others	7	1
Balance at end of year	¥ 606	¥ 612	¥ 683